16. Short and long-term debt	12 Months Ended
Dec. 31, 2017
Short And Long-term Debt
Short and long-term debt

	Maturity of the contract	Interest rate	12/31/2017	12/31/2016
Short-term debt
Local currency
Safra (a)	May 2018	128% of DI	-	9,690
Debentures VI (g)	Sep. 2019	132% of DI	395,093	-
Interest accrued	-	-	23,921	45,026
Foreign currency (US$)
J.P. Morgan (b)	Aug. 2019	1.32% p.a.	43,909	42,275
Finimp (c)	Dec. 2018	5.75% p.a.	240,973	174,428
Engine Facility (Cacib) (d)	Jun. 2021	Libor 3m+2.25% p.a.	17,145	16,889
ExIm (Cacib) (e)	Apr. 2019	Libor 3m+0.75% p.a.	47,507	-
Senior Notes I (f)	Apr. 2017	7.60% p.a.	-	182,418
Senior Notes V (k)	Dec. 2018	9.71% p.a.	23,258	-
PK Finance (q)	Aug. 2026	5.70% p.a.	7,883	-
Interest accrued	-	-	74,989	97,670
			874,678	568,396

Finance leases	Jun. 2025	4.04% p.a.	288,194	266,894

Total short-term debt			1,162,872	835,290

Long-term debt
Local currency
Safra (a)	May. 2018	128% of DI	-	4,871
Debentures VI (g)	Sep. 2019	132% of DI	617,333	1,005,242
Foreign currency (US$)
J.P. Morgan (b)	Aug. 2019	Libor 3m+0.75% p.a.	12,451	11,142
Engine Facility (Cacib) (d)	Jun. 2021	Libor 3m+2.25% p.a.	142,137	156,917
ExIm (Cacib) (e)	Apr. 2019	Libor 3m+0.75% p.a.	35,634	-
PK Finance (p)	Aug. 2026	5.70% p.a.	78,239	-
Senior Notes II (h)	Jul. 2020	9.64% p.a.	314,589	368,000
Senior Notes III (i)	Feb. 2023	11.30% p.a.	69,074	68,053
Senior Notes IV (j)	Jan. 2022	9.24% p.a.	299,524	889,595
Senior Notes V (k)	Dec. 2018	9.71% p.a.	-	43,010
Senior Notes VI (l)	Jul. 2021	9.87% p.a.	127,181	120,631
Senior Notes VII (m)	Dec. 2028	9.84% p.a.	54,752	52,721
Senior Notes VIII (n)	Jan. 2025	7.19% p.a.	1,597,713	-
Perpetual Notes (o)	-	8.75% p.a.	438,201	428,436
Term Loan (p)	Aug. 2020	6.70% p.a.	968,010	944,194
			4,754,838	4,092,812

Finance leases	Jun. 2025	4.04% p.a.	1,187,957	1,451,118

Total long-term debt			5,942,795	5,543,930

Total			7,105,667	6,379,220

(a)   Credit line obtained by Webjet fully repaid in 2017, see Note 16.3.

(b)   Issuance of 3 series of Guaranteed Notes to finance engine maintenance, as described in Note 10.4.

(c)   Credit line with Banco do Brasil and Safra of import financing for purchase of spare parts and aircraft equipment.

(d)   Credit line raised on September 30, 2014 with Credit Agricole.

(e)   Credit line raised on August 11, 2017 with Credit Agricole.

(f)    Issuance of Senior Notes I by Gol Finance Inc. on March 22, 2007, which was used for prepayments of financing for purchase of aircraft. The total amount was settled on its maturity in April 2017.

(g)   Issuance of 105,000 debentures by GLA on September 30, 2015 for early settlement of the Debentures IV and V.

(h)   Issuance of Senior Notes II by Gol Finance Inc. on July 13, 2010 in order to repay debts held by the Company.

(i)    Issuance of Senior Notes III by GLA on February 7, 2013 in order to finance the prepayment of debts due within the next 3 years. The total amount of notes was transferred to Gol Finance along with the financial investments acquired on the date of issuance, and a portion of the loan was prepaid.

(j)    Issuance of  Senior Notes IV by Gol Finance on September 24, 2014 in order to finance partial repurchase of Senior Notes I, II and III.

(k)   Issuance of Senior Notes series V by Gol Finance on July 7, 2016, as a result of the Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes.

(l)    Issuance of Senior Notes series VI by Gol Finance on July 7, 2016, as a result of the Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes.

(m)  Issuance of Senior Notes series VII by Gol Finance on July 7, 2016, as a result of the Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes.

(n)   Issuance of  Senior Notes series VIII by Gol Finance on December 11, 2017 to repurchase Senior Notes and for other general purposes.

(o)   Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase and repayment of loans.

(p)   Term Loan issued by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta. For additional information, see Note 10.5.

(q)   Loan obtained with PK Finance, with a guarantee of four engines, as described Note 16.2.

Total debt includes issuance costs of R$101,795 (R$97,433 as of December 31, 2016) which will be amortized over the term of the related debt.

As of December 31, 2017, the maturities of long-term debt, excluding finance leases, are as follows:

	2019	2020	2021	2022	2022 onwards	Without maturity date	Total
Local currency
Debentures VI	617,333	-	-	-	-	-	617,333
Foreign currency (US$)
J.P. Morgan	12,451	-	-	-	-	-	12,451
Engine Facility (Cacib)	17,177	17,177	107,783	-	-	-	142,137
ExIm (Cacib)	35,634	-	-	-	-	-	35,634
PK Finance	8,352	8,838	9,375	9,933	41,741	-	78,239
Senior Notes II	-	314,589	-	-	-	-	314,589
Senior Notes III	-	-	-	-	69,074	-	69,074
Senior Notes IV	-	-	-	299,524	-	-	299,524
Senior Notes VI	-	-	127,181	-	-	-	127,181
Senior Notes VII	-	-	-	-	54,752	-	54,752
Senior Notes VIII	-	-	-	-	1,597,713	-	1,597,713
Perpetual Notes	-	-	-	-	-	438,201	438,201
Term Loan	-	968,010	-	-	-	-	968,010
Total	690,947	1,308,614	244,339	309,457	1,763,280	438,201	4,754,838

The fair value of debt as of December 31, 2017 is as follows:

	Book value (c)	Market value
Senior Notes and Perpetual Notes (a)	2,974,501	2,955,391
Debentures (b)	1,036,348	1,072,232
Term Loan (b)	989,572	1,013,929
Other	629,095	724,788
Total	5,629,516	5,766,340

(a) Fair value obtained through current market quotations.

(b) Fair value obtained through internal valuation.

(c) The book value presented is net of interest and issuance costs.

16.1.     Covenants

As of December 31, 2017, long-term debt (excluding perpetual notes and finance leases) that amounted to R$4,316,637 (R$3,664,376 as of December 31, 2016) is subject to restrictive covenants, including but not limited to those that require the Company to maintain liquidity requirements and the coverage of expense with interest.

The Company has restrictive covenants on the Term Loan and Debentures VI with the following financial institutions: Bradesco and Banco do Brasil. In the Term Loan, the Company must make deposits for reaching contractual limits of the debt pegged to the U.S. dollar. As of December 31, 2017, the Company did not have collateral deposits linked to the contractual limits of the Term Loan. As of December 31, 2017, Debentures VI were subject to the following covenants: (i) net debt/EBITDAR below 5.50 and (ii) debt coverage ratio (ICSD) of at least 1.33. According to the most recent measurements on December 31, 2017, the ratios obtained were: (i) net debt/EBITDAR of 4.70; and (ii) debt coverage ratio (ICSD) of 1.43. As a result, the Company met the minimum required levels for the covenants and, consequently, it was in compliance with the covenants. The next measurement will be for the end of the first half of 2018.

16.2.     Restructuring of loans and financing in the year ended December 31, 2017

Import financing (Finimp): the Company, through its subsidiary GLA, obtained new funding in the year and renegotiated the maturities of the agreements, with the issue of promissory notes as collateral for these transactions, which are part of a credit line maintained by the Company for import financing in order to purchase spare parts and aircraft equipment. The funding operations during the year were as follows:

Renegotiation and issuance	Bank	Principal amount		Interest	Maturity
date		(US$)	(R$)	rate (p.a.)	date
01/13/2017	Banco do Brasil	5,245	16,803	6.13%	01/05/2018
02/01/2017	Banco do Brasil	8,595	27,057	6.15%	01/28/2018
02/10/2017	Banco do Brasil	4,815	15,001	6.14%	02/05/2018
04/20/2017	Banco do Brasil	4,274	13,442	6.20%	04/16/2018
05/31/2017	Banco Safra	5,407	17,540	4.85%	05/29/2018
06/26/2017	Banco do Brasil	9,638	31,929	5.95%	06/21/2018
06/26/2017	Banco Safra	4,571	15,142	5.17%	06/21/2018
06/30/2017	Banco do Brasil	10,436	34,526	5.85%	06/28/2018
06/30/2017	Banco do Brasil	7,823	25,879	5.85%	06/28/2018
10/30/2017	Banco do Brasil	2,693	8,768	5.53%	01/12/2018
12/04/2017	Banco Safra	9,347	30,383	5.11%	11/29/2018

Engine maintenance financing (J.P. Morgan): On January 11, 2017, GLA obtained a credit line drawn by issuing Guaranteed Notes for engine maintenance services with Delta Air Lines. The amount of the credit line was R$33,620 (US$10,456 on the transaction date), with issuance costs amounting to R$1,802 (US$560 on the transaction date). On August 1, 2017, GLA obtained a new credit line of the same contract, in the amount of R$32,451 (US$10,414 on the transaction date), with issuance costs totaling R$1,628 (US$514 on the transaction date). Both credit lines have quarterly amortization and interest payments, and a financial guarantee from Ex-Im Bank.

Financing of Wi-Fi Kits (Cacib): On August 11, 2017, GLA obtained a credit line for the installation of Wi-Fi technology with GOGO INC., by issuing Guaranteed Notes, in the amount of R$19,365 (US$6,109 on the transaction date), with quarterly amortization and interest payments, issuance costs of R$1,166 (US$367 on the transaction date) and a financial guarantee from Ex-Im Bank.

PK Finance: On August 31, 2017, the Company obtained funding with a guarantee of four engines in the amount of R$84,342 (US$26,800 on the transaction date), with issuance costs amounting to R$512 (US$161 on the transaction date). This type of financing has monthly interest amortization and payment.

Engine maintenance financing (Cacib): On November 29, 2017, GLA obtained a credit line drawn by issuing Guaranteed Notes for engine maintenance services with Delta Air Lines. The amount of the credit line was R$32,136 (US$10,000 on the transaction date), with issuance costs amounting to R$1,866 (US$580 on the transaction date). On December 28, 2017, GLA obtained a credit line of the same contract, in the amount of R$33,080 (US$10,000 on the transaction date), with issuance costs totaling R$1,909 (US$578 on the transaction date). Both credit lines have quarterly amortization and interest payments, and a financial guarantee from Ex-Im Bank.

Senior Notes VIII: On December 11, 2017, the Company, through its subsidiary Gol Finance, issued senior notes due in 2025, in the amount of R$1,642,000 (US$500,000 on the transaction date), with issuance costs totaling R$45,172 (US$17,283 on the transaction date). The Senior Notes are guaranteed by the Company’s sureties, with half-yearly interest payments of 7.00% p.a. The proceeds will be used to repurchase other Notes and for corporate purposes in general.

The other existing loans and financing of the Company have not been affected by contractual alterations during the year ended December 31, 2017.

16.3.    Early repayment of debt during the year ended December 31, 2017

Safra: In the year ended December 31, 2017, Smiles Fidelidade fully paid its debt with Banco Safra, and the portion of the debt recorded as noncurrent was early repaid. As a result, the outstanding issuance costs of R$438 and the fine for the early repayment of the loan in the amount of R$137 were fully recorded in the financial result.

Senior Notes Tender Offer: As part of the debt restructuring process (as per Note 1), the Company used the proceeds from the issue of Senior Notes on December 11, 2017 to repurchase debt securities, as shown below:

	Type	Transaction date	Previous balance	Payments	New issues	Closing balance	Premium paid (*)
Senior Notes II	Tender offer	12/29/2017	116,968	(21,191)	-	95,777	(422)
Senior Notes IV	Tender offer	12/11/2017	276,730	(185,197)	-	91,533	(12,071)
Senior Notes V	Prepayment	12/19/2017	14,685	(7,379)	-	7,306	-
Senior Notes VIII	Issuance	12/11/2017	-	-	482,717	482,717	-
Total in U.S. dollars			408,383	(213,767)	482,717	677,333	(12,493)

Total in Brazilian Reais			1,331,982	(707,141)	1,596,828	2,221,669	(41,327)

(*) Amounts recorded under “Exchange offer costs” in the financial results.

16.4.     Finance leases

The future payments of finance agreements indexed to U.S. dollars are detailed as follows:

	12/31/2017	12/31/2016
2017	-	350,883
2018	333,795	328,931
2019	319,511	307,027
2020	267,477	267,885
2021	224,591	227,204
2022	119,200	115,367
Thereafter	326,823	292,362
Total minimum lease payments	1,591,397	1,889,659
Less total interest	(115,246)	(171,647)
Present value of minimum lease payments	1,476,151	1,718,012
Less current portion	(288,194)	(266,894)
Noncurrent portion	1,187,957	1,451,118

The discount rate used to calculate present value of the minimum lease payments was 4.04% as of December 31, 2017 (4.52% as of December 31, 2016). There are no significant differences between the present value of minimum lease payments and the fair value of these financial liabilities.

The Company extended the maturity date of the financing for some of its aircraft leased for 15 years using the SOAR framework (mechanism for extending financing amortization and repayment), which enables the performance of calculated withdrawals to be settled by payment in full at the end of the lease agreement. As of December 31, 2017, amounts of withdrawals for the repayment at maturity date of the lease agreements totaled R$255,644 (R$217,065 as of December 31, 2016) and are recorded in non-current debt.